Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net earnings		$ 755	$ 814	$ 1,464	$ 1,502
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($2) million and $9 million for the three months ended June 30, 2018 and 2017, respectively, and ($5) million and $12 million for the six months ended June 30, 2018 and 2017, respectively (1)	[1]	7	(30)	14	(39)
Items that will not be reclassified to net earnings
Actuarial gains (losses) on post-employment benefit plans, net of income taxes of ($136) million and $95 million for the three months ended June 30, 2018 and 2017, respectively, and ($94) million and $214 million for the six months ended June 30, 2018 and 2017, respectively (2)	[2]	366	(256)	254	(579)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($6) million and nil for the three months ended June 30, 2018 and 2017, respectively, and ($13) million and nil for the six months ended June 30, 2018 and 2017, respectively (1)	[1]	16	0	35	0
Other comprehensive income (loss)		389	(286)	303	(618)
Total comprehensive income		1,144	528	1,767	884
Total comprehensive income attributable to:
Common shareholders		1,091	479	1,665	789
Preferred shareholders		35	32	71	63
Non-controlling interest		$ 18	$ 17	$ 31	$ 32

[1]	Amounts relating to the net change in value of derivatives for the three and six month periods ended June 30, 2017 have not been restated, in accordance with the transition requirements upon adoption of IFRS 9 - Financial Instruments on January 1, 2018. See Note 2, Basis of presentation and significant accounting policies for further details.
[2]	The discount rate used to value our post-employment benefit obligations at June 30, 2018 was 3.7% compared to 3.6% at March 31, 2018 and December 31, 2017. The discount rate used to value our post-employment benefit obligations at June 30, 2017 was 3.6% compared to 3.8% at March 31, 2017 and 4.0% at December 31, 2016.